UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-8974

The Jhaveri Trust

(Exact name of registrant as specified in charter)

27881 Clemens Road, Westlake, Ohio 44145

(Address of principal executive offices)(Zip code)

Ramesh C. Jhaveri, 27881 Clemens Road, Westlake, Ohio 44145

(Name and address of agent for service)

With copy to:

Debra Perelman, Frantz Ward.

2500 Key Center, 127 Public Square, Cleveland, Ohio 44114

Registrant's telephone number, including area code: (440) 356-1565

Date of fiscal year end: March 31

Date of reporting period: September 30, 2006

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Jhaveri Value Fund

A No-Load Capital Appreciation Fund

September 30, 2006 (Unaudited)

Jhaveri Value Fund

Graphical Illustration

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Machinery
1.19%
Basic Materials
16.07%
Technology
26.65%
Industrial Goods
0.80%
Healthcare
14.01%
Financial
0.32%
Cash & Equivalents
41.50%
Consumer Goods
0.79%
Conglomerates
3.18%

Jhaveri Value Fund

Shares/Principal Amt- % of Net Assets		Market Value

COMMON STOCKS

Bituminous Coal & Lignite Surface Mining - 2.68%
1,500	Arch Coal, Inc.	43,365
1,000	Fording Canadian Coal Trust	26,530
1,000	Foundation Coal Holdings, Inc.	32,370
1,000	Masey Energy Co.	20,940
2,500	Peabody Energy Corp.	91,950
		215,155
Computer Communications Equipment - 0.86%
3,000	Cisco Systems, Inc.*	68,940
		68,940
Computer Storage Devices - 0.37%
2,500	EMC Corp. *	29,950
		29,950
Crude Petroleum & Natural Gas - 2.39%
500	Apache Corp.	31,600
500	Newfield Exploration Co. *	19,270
500	Pioneer Natural Resources Co.	19,560
500	Pogo Producing Co.	20,475
1,000	Southwestern Energy Co. *	29,870
1,000	Ultra Petroleum Corp. *	48,110
500	Unit Corp. *	22,985
		191,870
Converted Paper & Paperboard Products - 0.46%
500	3M Co.	37,210
		37,210
Drilling Oil & Gas Wells - 0.33%
500	Nabors Industries Ltd. *	14,875
500	Patterson Energy, Inc.	11,880
		26,755
Electronic & Other electrical - 2.42%
5,500	General Electric Co.	194,150
		194,150
Electronic Computers - 5.26%
18,500	Dell Computer Corp. *	422,540
		422,540
Electromedical & Electrotherapeutic Apparatus - 3.30%
500	Advanced Medical Optics, Inc. *	19,775
3,000	Medtronic, Inc.	139,320
3,000	St. Jude Medical, Inc. *	105,870
		264,965
Food and Kindred Products - 0.20%
1,000	Lee, Sara Corp.	16,070
		16,070
Gold and Silver Ores - 0.27%
500	Newmont Mining Corp.	21,375
		21,375
Hospital & Medical Service Plans - 0.61%
1,000	United Healthcare Corp.	49,200
		49,200
Measuring & Controlling Devices - 0.22%
300	Rockwell International Group	17,430
		17,430
Metal Mining - 0.24%
500	BHP Billiton Ltd.	18,940
		18,940
Miscellaneous Electrical Machinery Equipment & Supplies - 0.51%
4,900	Spectrum Brands, Inc. *	41,356
		41,356
Miscellaneous Manufacturing Industries - 0.17%
500	Shuffle Master, Inc. *	13,505
		13,505
Miscellaneous Transportation Equipment - 0.26%
500	Polaris Industries, Inc.	20,575
		20,575
Mortgage Bankers & Loan Correspondents - 0.29%
3,500	Doral Financial Corp. *	23,065
		23,065
Oil & Gas Field Services, NEC - 1.42%
1,500	B.J. Services Co.	45,195
1,500	Halliburton Co.	42,675
1,000	Superior Energy Services, Inc. *	26,260
		114,130
Operative Builders - 0.73%
1,000	Standard Pacific Corp.	23,500
2,000	WCI Communities, Inc. *	34,880
		58,380
Petroleum Refining- 5.32%
500	Conocophilips, Inc.	29,765
1,500	Hess Corp.	62,130
500	Marathon Oil Corp.	38,450
1,000	Suncor Energy, Inc.	72,050
1,500	Sunoco, Inc.	93,285
500	Tesoro Corp.	28,990
2,000	Valero Energy Corp.	102,940
		427,610
Pharmaceutical Preparations - 6.57%
3,000	Biovail Corp.	45,720
17,000	Pfizer, Inc.	482,120
		527,840
Plastic Material, Synth Resin - 1.02%
1,000	Dow Chemical Co.	38,980
1,000	E.I. du Pont de Nemours and Company	42,840
		81,820
Radio & TV Broadcasting & Communications Equipment- 1.81%
4,000	Qualcom, Inc.	145,400
		145,400
Radiotelephone Communications - 0.25%
875	Vodafone Group Public Ltd. Co	20,003
		20,003
Retail-Apparel & Accessory Stores - 0.75%
4,000	Pacific Sunwear of California, Inc. *	60,320
		60,320
Retail-Eating Places - 0.68%
2,000	The Cheesecake Factory, Inc. *	54,380
		54,380
Retail-Family Clothing Stores - 0.66%
3,000	Urban Outfitters, Inc. *	53,160
		53,160
Retail-Lumber & Other Building Materials Dealers - 0.45%
1,000	Home Depot, Inc.	36,270
		36,270
Retail-Variety Stores - 0.92%
1,500	Wal-Mart Stores, Inc.	73,980
		73,980
Retail-Women's Clothing Stores - 0.67%
2,500	Chicos Fas Inc. *	53,825
		53,825
Rolling Drawing & Extruding of Nonferrous Metals - 0.17%
500	Alcoa, Inc.	14,020
		14,020
Semiconductors & Related Devices - 6.92%
500	Advanced Mico Devices, Inc. *	12,425
2,000	Applied Materials, Inc.	35,460
24,700	Intel Corp.	508,079
		555,964
Services-Business Services, NEC - 1.06%
3,000	eBay, Inc. *	85,080
		85,080
Services-Computer Integrated Systems Design - 0.63%
2,000	Yahoo, Inc. *	50,560
		50,560
Services-Educational Services - 0.56%
2,000	Career Education Corp. *	44,980
		44,980
Services-Prepackaged Software - 2.69%
7,900	Microsoft Corp.	216,065
		216,065
Special Industry Machinery - 0.65%
2,000	Pentair, Inc.	52,380
		52,380
Sugar & Confectionery Products - 0.72%
250	William Wrigley, Jr Co. Class B	11,500
1,000	Wrigley (WM.) Jr. Co.	46,060
		57,560
Surgical & Medical Instruments & Apparatus - 2.21%
12,000	Boston Scientific Corp. *	177,480
		177,480
Telephone & Telegraph Apparatus - 0.19%
1,000	ADC Telecommunications, Inc. *	15,010
		15,010
Telephone Communications (No Radiotelephone) - 0.43%
2,000	Sprint Nextel Corp.	34,300
		34,300

Total for Common Stock (Cost $5,529,503) - 58.32%		4,683,568

REAL ESTATE INVESTMENT TRUSTS (Cost $58,755) - 0.62%
3,000	Mills Corp.	50,130

CASH EQUIVALENTS - 37.61%
543,389	Fidelity Money Market Portfolio Select Class 5.16%**	543,389
2,477,115	Aim Liquid Assets 5.25%**	2,477,115
Total Cash Equivalents (Cost $3,020,504)		3,020,504

Total Investments (Cost 8,608,762) - 96.55%		$ 7,754,201

Other Assets Less Liabilities - 3.45%		276,754

Net Assets - 100.00%		$ 8,030,956

* Non-Income producing securities.

+ ADR – American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Jhaveri Value Fund

Statement of Assets and Liabilities
September 30, 2006 (Unaudited)

Assets:
Investment Securities at Market Value	$ 7,754,201
(Cost $8,608,762)
Receivables:
Dividends and Interest	15,488
Securities Sold	276,882
Total Assets	8,046,571
Liabilities:
Accrued Management Fees	15,615
Total Liabilities	15,615

Net Assets	$ 8,030,956
Net Assets Consist of:
Paid-In Capital	$ 10,364,479
Accumulated Undistributed Net Investment Loss	(15,813)
Accumulated Realized Loss on Investments - Net	(1,463,149)
Unrealized Depreciation in Value of Investments	(854,561)
Net Assets, for 810,869, Shares Outstanding Unlimited Number of Shares
Authorized with no Par Value	$ 8,030,956
Net Asset Value, Offering Price and Redemption Price
Per Share ($8,030,956/810,869 shares)	$ 9.90

The accompanying notes are an integral part of the financial statements.

Jhaveri Value Fund

Statement of Operations
For the six months ended September 30, 2006 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding taxes of $1,254)	$ 60,790
Interest	22,056
Total Investment Income	82,846
Expenses
Management Fees	98,659
Total Expenses	98,659

Net Investment Loss	(15,813)

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	288,255
Net Change in Unrealized Depreciation on Investments	(60,766)
Net Realized and Unrealized Gain on Investments	227,489

Net Increase in Net Assets from Operations	$ 211,676

The accompanying notes are an integral part of the financial statements.

Jhaveri Value Fund

Statements of Changes in Net Assets
	(Unaudited)
	3/31/2006	4/1/2005
	to	to
	9/30/2006	3/31/2006
From Operations:
Net Investment Loss	$ (15,813)	$ (28,378)
Net Realized Gain on Investments	288,255	372,284
Net Unrealized Appreciation (Depreciation)	(60,766)	360,464
Increase in Net Assets from Operations	211,676	704,370
From Distributions to Shareholders:
Net Realized Gain from Security Transactions	0	0
Net Decrease from Distributions	0	0
From Capital Share Transactions:
Proceeds From Sale of Shares	91,562	66,025
Shares Issued on Reinvestment of Dividends	0	0
Cost of Shares Redeemed	(961,265)	(1,471,088)
Net Increase (Decrease) from Shareholder Activity	(869,703)	(1,405,063)

Net Increase (Decrease) in Net Assets	(658,027)	(700,693)

Net Assets at Beginning of Period	8,688,983	9,389,676

Net Assets at End of Period (Including accumulated undistributed net
investment income of $15,813 and $0, respectively)	$ 8,030,956	$ 8,688,983

Share Transactions:
Issued	9,907	7,303
Reinvested	0	0
Redeemed	(103,456)	(157,538)
Net Increase (Decrease) in Shares	(93,549)	(150,235)
Shares Outstanding Beginning of Period	904,418	1,054,653
Shares Outstanding End of Period	810,869	904,418

The accompanying notes are an integral part of the financial statements.

Jhaveri Value Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	(Unaudited)
	4/1/2006	4/1/2005	4/1/2004	4/1/2003	4/1/2002
	to	to	to	to	to
	9/30/2006	3/31/2006	3/31/2005	3/31/2004	3/31/2003
Net Asset Value -
Beginning of Period	$ 9.61	$ 8.90	$ 8.68	$ 6.42	$ 8.31
Net Investment Income (Loss) *	(0.02)	(0.03)	(0.05)	(0.09)	(0.07)
Net Gains or Losses on Securities
(realized and unrealized)	0.31	0.74	0.27	2.35	(1.82)
Total from Investment Operations	0.29	0.71	0.22	2.26	(1.89)

Distributions (from net investment income)	0.00	0.00	0.00	0.00	0.00
Distributions (from capital gains)	0.00	0.00	0.00	0.00	0.00
Total Distributions	0.00	0.00	0.00	0.00	0.00
Net Asset Value -
End of Period	$ 9.90	$ 9.61	$ 8.90	$ 8.68	$ 6.42
Total Return (a)	3.02%	7.98%	2.53%	35.20%	(22.74)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	8,031	8,689	9,390	8,808	5,911

Ratio of Expenses to Average Net Assets Before Reimbursement	2.50%	2.50%	2.50%	2.50%	2.55%
Ratio of Net Investment Income (Loss) to Average Net Assets Before Reimbursement	(0.40)%	(0.31)%	(0.55)%	(1.10)%	(1.11)%
Ratio of Expenses to Average Net Assets After Reimbursement	2.50%	2.50%	2.50%	2.50%	2.50%
Ratio of Net Investment Income (Loss) to Average Net Assets After Reimbursement	(0.40)%	(0.31)%	(0.55)%	(1.10)%	(1.06)%
Portfolio Turnover Rate	315.21%	258.03%	346.02%	367.21%	283.93%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.
* Per share amounts were calculated using the average shares method.

The accompanying notes are an integral part of the financial statements.

JHAVERI VALUE FUND

 NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Note 1. Organization

The Jhaveri Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated January 18, 1995 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  Shares of one series have been authorized, which shares constitute the interests in the Jhaveri Value Fund (the “Fund”). The Fund commenced operations May 1, 1995.  The Fund’s investment objective is to provide long term capital appreciation.  The Fund seeks to achieve its objective by investing primarily in a broad range of common stocks believed by its Adviser to have above average prospects for appreciation, based on a proprietary investment model developed by the Adviser. The investment adviser to the Fund is Investments Technology, Inc. (The “Adviser”).

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation-Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Federal Income Taxes-The Fund intends to qualify each year as a “Regulated Investment Company” under the Internal Revenue Code of 1986, as amended.  By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. Capital loss carryforwards as of September 30, 2006, total $1,743,921 of which $276,767 expire in 2010, and $1,467,154 expire in 2011. Capital loss carryforwards are available to offset future capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.

Dividends and Distributions-The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. The amounts of distributions to shareholders from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which differ from generally accepted accounting principals, and are recorded on the ex-dividend date. These differences are primarily due to deferrals of certain losses and expiring capital loss carryforwards.  To the extent that book/tax differences are permanent, they are reclassified to paid-in capital or net short-term capital gains in the period that the difference arises.

Use of Estimates-The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Other-The Fund follows industry practice and records security transactions on the trade date.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Note 3. Investment Advisory Agreement

The Trust has an investment advisory agreement with Investments Technology, Inc. Ramesh C. Jhaveri and Saumil R. Jhaveri may be deemed to be controlling persons and affiliates of the Fund due to their ownership of its shares and their positions as officers and directors of both the Fund and the Adviser. Because of such affiliation, they may receive benefits from the management fees paid to the Adviser.

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, expenses incurred in connection with the organization and initial registration of its shares and extraordinary expenses.  As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.50% of the average daily net assets of the Fund.  In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Adviser.  For the six months ended September 30, 2006, the Adviser earned a fee of $98,659 from the Fund. At September 30, 2006 the Fund owed the Adviser $15,615.

Note 4. Investments

During the six months ended September 30, 2006, purchases and sales of investment securities, other than short-term investments, aggregated $10,810,311 and $14,017,071, respectively.  The gross unrealized appreciation for all securities totaled $79,912 and the gross unrealized depreciation for all securities totaled $934,473, for a net unrealized depreciation for federal income tax purposes of $854,561. The aggregate cost of securities for federal income tax purposes at September 30, 2006 was $8,608,762.

Note 5. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2 (a) (9) of the Investment Company Act of 1940.  As of September 30, 2006, Nalini R. Jhaveri, M.D. and Ramesh C. Jhaveri and other family members collectively owned beneficially over 69% of the Fund.

Note 6. Distributions to Shareholders

There were no distributions during the six months ended September 30, 2006 and fiscal year ended March 31, 2006.

As of September 30, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/ (accumulated losses)	$ (15,813)
Undistributed long-term capital gain/ (accumulated losses)	(1,463,149)
Unrealized appreciation/ (depreciation)	(854,561)
$ (2,333,523)

The difference between book basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

Expense Example

SEPTEMBER 30, 2006 (UNAUDITED)

As a shareholder of the Jhaveri Value Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare this cost with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2006 through September 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2006	September 30, 2006	April 1, 2006 to September 30, 2006

Actual	$1,000.00	$1,030.18	$12.72
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.53	$12.61

* Expenses are equal to the Fund's annualized expense ratio of 2.50%, multiplied by the average account value over the period,
183/365 multiplied by (to reflect the one-half year period).

TRUSTEES AND OFFICERS (UNAUDITED)

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  The Fund is not part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With Trust	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
Ramesh C. Jhaveri[1] 18820 High Parkway Cleveland, Ohio 44116 1937	Trustee since 1995; Chairman of the Board and Chief Executive Officer since 1996	President of the Adviser since 1983; licensed account executive, options principal and general securities principal, Financial America Securities, Inc., an NASD broker-dealer, since 1970	None
Saumil R. Jhaveri[1] 18820 High Parkway Cleveland, Ohio 44116 1969	Trustee and Secretary since 1995; President and Treasurer since 1996	Vice President of the Adviser, where he has been working full time since 1991	None

1 Ramesh C. Jhaveri is the father of Saumil R. Jhaveri.  They are “interested persons” of the Trust because they are officers of the Trust.  In addition, they may be deemed to be “interested persons” of the Trust because they are officers of the Fund’s adviser.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With Trust	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
Mukul M. Mehta 27070 Detroit Road Suite 201 Westlake, Ohio 44145 1945	Trustee since 1995	President of Quality Sciences, Inc., a consulting and software development firm assisting chemical industry clientele including Fortune 500 companies, since 1992	None
James E. Mueller 2246 Johnstone Way Westlake, Ohio 44145 1943	Trustee since 1995	Advertising director for Ed Mullinax Ford, a car dealer, from 1987-2000. Independent Contractor in Broadcasting since 2000.	None
David R. Zavagno 5852 Glasglow Court Solon, Ohio 44139 1954	Trustee since 1995	President of Universal Medical Systems, Inc., a company specializing in diagnostic imaging equipment design, sales and installation, since 1985	None

For the year ended March 31, 2006, the Adviser paid trustee fees and expenses totaling $4,000.

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 595-4933 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by (1) calling the Fund at (800) 595-4933 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on November 23, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-4933.

Board of Trustees

Ramesh C. Jhaveri

Saumil R. Jhaveri

Mukul M. Mehta

James F. Mueller

David R. Zavagno

Investment Adviser

Investments Technology, Inc.

27881 Clemens Road

Westlake, Ohio  44145

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Towne Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Custodian

U.S. Bank

P.O. Box 640994

Cincinnati, Ohio 45264-0994

Counsel

Frantz Ward LLP

2500 Key Center

127 Public Square

Cleveland, Ohio  44114-1230

Independent Auditors

Cohen McCurdy, Ltd.

800 Westpoint Parkway Suite 1100

Westlake, Ohio 44145

This report is provided for the general information of the shareholders of the Jhaveri Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.  The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of May 25, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Jhaveri Trust

By /s/Ramesh C. Jhaveri

*Ramesh C. Jhaveri

 Chief Executive Officer

Date December 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Ramesh C. Jhaveri

*Ramesh C. Jhaveri

 Chief Executive Officer

Date December 7, 2006

By /s/Saumil R. Jhaveri

*Saumil R. Jhaveri

 Chief Financial Officer

Date December 7, 2006

* Print the name and title of each signing officer under his or her signature.